Note 2 - Summary of Presentation - Assumptions Used in Measuring Fair Value of MSRs (Details)	Dec. 31, 2024	Dec. 31, 2023
Measurement Input, Discount Rate [Member]
MSRs, assumption	0.121	0.117
Measurement Input, Prepayment Rate [Member]
MSRs, assumption	0.037	0.031